Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expenses

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share-based compensation expenses
- Related to accelerated vesting of share options (a)	(1,905)	—	—
- Related to modification of exercise price of share options on modification day (b)	—	—	11,490
- Related to vesting of share options (c)	79,407	91,174	47,541
Total	77,502	91,174	59,031

Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2023	287,099,713	0.0448	11.99	91,942
Granted	110,582,949	0.0250
Forfeited	(36,543,665)	0.0254
Exercised	(37,080,608)	0.0248
As of December 31, 2023	324,058,389	0.0407	11.11	53,820
Granted	9,549,320	0.0250
Forfeited	(35,826,066)	0.0252
Exercised	(59,609,232)	0.0252
As of December 31, 2024	238,172,411	0.0527	11.45	34,839
Granted	11,680,440	0.0250
Forfeited	(13,663,347)	0.0250
Exercised	(49,481,875)	0.0146
As of December 31, 2025	186,707,629	0.0468	11.06	51,225

Exercisable as of December 31, 2025	122,866,944			33,710

Schedule of Key Assumptions Used to Determine Fair Value of Share Options

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Weighted average fair value per option granted	0.2839	0.1450	0.2063
Weighted average exercise price	0.0250	0.0250	0.0250
Risk-free interest rate (1)	3.49%-4.75%	4.01%-4.43%	4.38%-4.89%
Expected term (in year) (2)	14	14	14
Expected volatility (3)	65.49%-68.03%	32.52%-32.54%	33.63%-34.02%
Dividend yield (4)	0%	0%	0%

(1)
The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)
The expected term is the contract life of the option.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Schedule of Share-Based Compensation Expenses included in Statement of Operations

For the years ended December 31, 2023, 2024 and 2025, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfilment expenses	2,055	387	213
Selling and marketing expenses	23,518	(42)	4,959
General and administrative expenses	46,902	89,941	48,646
Research and development expenses	5,027	888	5,213